Investment Securities and Mortgage-Backed Securities (Details 3) (Stockholder's equity, Investment holding concentration risk, Other than U.S. Government and its Sponsored Entities)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Stockholder's equity | Investment holding concentration risk | Other than U.S. Government and its Sponsored Entities
Securities
Number of issuers where the reporting entity's invested holdings exceeded 10% of stockholder's equity	0	0
Threshold for disclosure	10.00%	10.00%